Neuberger&Berman Management Inc.-R-
605 THIRD AVENUE 2ND FLOOR
NEW YORK, NY 10158-0180
SHAREHOLDER SERVICES
800.877.9700
INSTITUTIONAL SERVICES
800.366.6264

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds.

Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

ANNUAL REPORT

October 31, 1996

Neuberger&Berman Income Trust-R-
Neuberger&Berman
     ULTRA SHORT BOND TRUST
Neuberger&Berman
     LIMITED MATURITY BOND TRUST


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NBITAR001096

TABLE OF CONTENTS

    THE TRUSTS

    PRESIDENT'S LETTER            4

    GROWTH OF A DOLLAR
    CHARTS
      COMPARISON OF A
      $10,000 INVESTMENT
Ultra Short Bond Trust            9
Limited Maturity Bond
 Trust                           10

    FINANCIAL STATEMENTS         12

    FINANCIAL HIGHLIGHTS
      PER SHARE DATA
Ultra Short Bond Trust           19
Limited Maturity Bond
 Trust                           20

    REPORT OF
    INDEPENDENT AUDITORS         22

    THE PORTFOLIOS

    SCHEDULE OF
    INVESTMENTS
Ultra Short Bond
 Portfolio                       24
Limited Maturity Bond
 Portfolio                       28

    FINANCIAL STATEMENTS         35

    FINANCIAL HIGHLIGHTS         42

    REPORT OF
    INDEPENDENT AUDITORS         43

    DIRECTORY                    45

    OFFICERS AND
    TRUSTEES                     46

PRESIDENT'S LETTER*                                            December 13, 1996

Dear Shareholder,
  At the time of your fund's October 1995 Annual Report, bond prices were in the midst of a strong rally, with tepid economic growth and benign inflation fostering a positive environment for fixed-income securities. After weathering a significant inflation scare this spring and summer, bonds were benefiting from similarly favorable economic conditions as the current fiscal year ended.
  The twelve months through October 31, 1996, were an unstable time for interest rates. The Federal Reserve Board (the "Fed") made adjustments to monetary policy, reducing the Federal funds rate from 5.75% to 5.25%, and lowering the Discount Rate by a quarter percentage point to 5%. The Fed's steady approach kept shorter-maturity securities in a narrow range, with three-month Treasury bills, for example, trading between about 4.9% and 5.6% over the fiscal year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    CUMULATIVE TOTAL RETURNS ON U.S. TREASURY
                    SECURITIES
                                                    3-year Treasury Notes   30-year Treasury Bonds
Nov-95                                                              1.15%                    3.15%
Dec-95                                                           2.06035%                6.048515%
Jan-96                                                          3.029923%                5.634926%
Feb-96                                                          2.174775%               -0.565844%
Mar-96                                                          1.725206%               -2.604244%
Apr-96                                                           1.42003%               -5.058618%
May-96                                                           1.47074%               -5.514335%
Jun-96                                                           2.36383%               -3.870286%
Jul-96                                                          2.670774%               -4.225966%
Aug-96                                                          2.670774%               -5.825392%
Sep-96                                                           4.11083%               -2.971901%
Oct-96                                                          5.703726%                1.112982%
Source: Salomon Brothers

  The intermediate- and long-term sectors of the bond market, however, were destabilized by conflicting signals on growth and inflation. At first, most signs pointed toward a continuation of relatively slow but steady economic growth. The correspondingly sanguine outlook for inflation nurtured steadily lower rates, with the yield on the long Treasury bond (which is the benchmark 30-year Treasury) falling from 6.34% in November to 5.95% in January. But the market's tranquility was shattered with the news that 624,000 non-farm jobs were added to the nation's payrolls in February. Further signs of above-average economic growth appeared in the form of rising commodity prices, strong consumer confidence, a 4.8% increase in second-quarter gross domestic product, and hints of labor-cost pressures. At the peak of concerns about economic overheating in July, the yield on the Treasury's 30-year bond climbed to 7.19%.
  Since August, commodity prices and the pace of economic growth have declined, and labor costs increased by just 0.6% in the third quarter. By your fund's fiscal year end, yields on the long Treasury bond had fallen back to 6.64%, or only 0.30% above their yield in November 1995.
  Since bond prices move inversely to interest rates, the Fed's stable monetary policy and the sometimes worrisome inflation data helped short-term Treasuries outperform long-term Treasuries over the fiscal year. The stronger-than-expected economy also helped corporate issues beat Treasury debt with similar maturities, while upward pressure on long-term rates allowed mortgage-backed securities to outperform both Treasury debt and most corporate bonds. Treasury securities usually underperform corporate bonds during periods of economic growth. Your Neuberger&Berman Income Trusts were in a position to benefit from these trends.
  We strive to merit your continued confidence and remain committed to seeking consistent returns in all types of market environments. A discussion of each portfolio's strategy during the 12-month period covered by the Annual Report follows.

   ULTRA SHORT BOND TRUST Fixed income bulls overwhelmed their predominantly bearish brethren in the final moments of the third quarter of 1996. Most market pundits, predicting a rate hike by the Fed, were caught by surprise as the Fed held rates steady, and key economic statistics indicated no rate rise was imminent. Buyers overwhelmed sellers, driving interest rates lower across the board. Yields on short-term securities fell about 30 basis points in the closing days of September as renewed confidence was established, returning us to the positive market environment which began the fiscal year.

*Statistical sources: Federal Reserve Board; Press reports, Bloomberg  Financial
 Markets, Labor Department, Commerce Department, Bureau of Labor Statistics.

  As a result of the bond market's encouraging performance, we have gradually extended the weighted average portfolio duration (a measure of the Portfolio's exposure to interest rate risk) to 1.5 years by the close of the fiscal year, as opposed to the more defensive stance we had taken from February through September. As we reduced our commitment to less volatile money market issues, we looked for value in longer-term securities, locking in higher interest rates.
  During fiscal 1996, the spread of interest rates between 6-month and 2-year securities changed from a relatively narrow difference of 5 basis points to a wider difference of 47 basis points. At the end of the fiscal year, 75% of the portfolio was invested in securities maturing in more than one year. The U.S. inflation rate appears to be benign and our portfolio offers an above-market return to the majority of money market funds and, we believe, is particularly attractive in inflation-adjusted terms.
  At fiscal year-end, the portfolio shows a significant commitment to U.S. Treasuries, AAA-rated asset-backed securities, and U.S. Government agency mortgage-backed securities. U.S. Treasuries with maturities greater than one year participated in the recent market price appreciation and have been a sector of value for our portfolio, which had 24% invested in Treasuries greater than one year at October 31, 1996. Also, we have committed 19% of the portfolio to the asset-backed sector. These AAA-rated securities have increased the total return of the portfolio with minimal credit risk. As always, our constant internal analysis of credit trends and their effect on issuers continues to indicate the presence of strong cash flows and strong balance sheets. Finally, we have increased the portfolio's commitment to the mortgage-backed sector to 18%, as the attractive return of these securities has been passed over by a market concerned by prepayment fears. Our selection process has focused on those issues which, we believe, should be unaffected by increased prepayments, giving us an opportunity to add incremental yield to the portfolio.

   LIMITED MATURITY BOND TRUST The fiscal period November 1, 1995 to October 31, 1996 ended on an upbeat note for the bond market in general, and the Limited Maturity Bond Trust in particular, as yields across all maturities fell during September and October. Yields in the 1- to 5-year maturity range ended the period only modestly higher

(10 to 25 basis points) than at the start of the fiscal year. In between, however, the bond market was on a roller coaster ride, with interest rates falling early in the period, then rising extremely rapidly, and finally declining once again for the final rally. Managing our weighted average portfolio duration (a measure of the Portfolio's exposure to interest rate risk) during this period of volatility remained consistent with our trend-following style. For example, in the early portion of the year our duration was a relatively long 3 years on average as we took advantage of falling interest rates. When the trend reversed in February and March as a result of signs of increased economic growth, higher inflation expectations, and comments by Fed Chairman Alan Greenspan, we shortened duration several times including a low for the year of 2.2 years which was reached in June. By September, the market seemed to have overreacted to the economic signals, and from a technical and fundamental standpoint appeared undervalued. We lengthened the weighted average portfolio duration to just over 2.5 years at the close of our fiscal period. Yields fell from September through the end of the fiscal year, which benefited the portfolio due to its longer duration.
  Corporate bonds remained the largest sector in the portfolio as we continued to find value through our bottom-up bond selection process (looking at individual bonds rather than average sector prices) despite a generally expensive (i.e., relatively small incremental yields compared to comparable duration Treasury securities) corporate bond market. The below-investment grade segment of our holdings outperformed all other sectors, due to the healthy market conditions in high yield bonds as well as effective individual security selection. Our research staff identified several bonds during the period that appeared underpriced relative to their credit fundamentals and which we added to the portfolio. These included Tenet Healthcare, a leading hospital firm, which was put on watch for a potential upgrade during the period by S&P. This potential upgrade resulted in the market pricing these bonds at a tighter spread (yield differentials) to Treasuries, which resulted in their significant outperformance of the market. The below-investment grade portion was 9% of the portfolio at the end of the fiscal year. Investment grade bonds also performed well, with restructuring at firms such as Tenneco Inc. and Alco Capital
Resource, Inc. resulting in higher prices for their bonds, relative to comparable duration Treasuries.

  Investments in mortgage-backed and asset-backed securities accounted for the majority of the remainder of the portfolio. The asset-backed securities are all rated "AAA" and are backed by pools of credit card receivables, auto loans and leases, or equipment loans. While the increase in consumer delinquencies on credit cards has received a lot of media attention, the asset-backed securities in our portfolio are of the highest quality. The bonds in our portfolio have outperformed comparable duration Treasury securities as the collateral backing these securities has performed within the bond market's and the rating agencies' expectations. The mortgage market performed well throughout the second half of the year, and our investment in 7-year and 15-year agency pass-through mortgage-backed securities added to the Trust's return.

Sincerely,
/s/ Theodore P. Giuliano

Theodore P. Giuliano
President and Trustee
Neuberger&Berman Income Trust

The composition and holdings of the Portfolios are subject to change.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman                                                October 31, 1996
----------------------------------------------------------------------
          Ultra Short Bond Trust

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Average Annual Total Return 1
                                     Ultra Short          6-Month Salomon
                                      Bond Trust    Treasury Bill Index 2
1 Year                                    +5.24%                   +5.42%
5 Year                                    +4.26%                   +4.58%
Life of Fund                              +5.82%                   +5.91%
                                     Ultra Short          6-Month Salomon
                                      Bond Trust      Treasury Bill Index
11/7/86                                  $10,000                  $10,000
10/31/87                                 $10,518                  $10,599
1988                                     $11,271                  $11,312
1989                                     $12,291                  $12,298
1990                                     $13,272                  $13,308
1991                                     $14,286                  $14,186
1992                                     $14,920                  $14,797
1993                                     $15,460                  $15,281
1994                                     $15,756                  $15,886
1995                                     $16,726                  $16,836
1996                                     $17,602                  $17,750

   The performance information for Neuberger&Berman Ultra Short Bond Trust is as of October 31, 1996. Neuberger&Berman Ultra Short Bond Trust started operating on September 7, 1993. It has identical investment objectives and policies, and invests in the same Portfolio as Neuberger&Berman Ultra Short Bond Fund ("Sister Fund"), which is also managed by Neuberger&Berman Management Inc. The performance information shown in the above chart for the period before September 7, 1993, is for the Sister Fund which commenced operations on November 7, 1986. Neuberger&Berman Management Inc. has voluntarily undertaken to reimburse Ultra Short Bond Trust for its operating expenses and its pro rata share of its Portfolio's operating expenses which, in the aggregate, exceed .75% per annum of Ultra Short Bond Trust's average daily net assets. This arrangement can be terminated upon 60 days' notice. Absent such arrangement, the average annual total returns would have been less. The total returns for periods prior to the Trust's commencement of operations would have been lower had they reflected the higher expense ratios of the Trust as compared to those of Neuberger&Berman Ultra Short Bond Fund.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Trust and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The 6-Month Salomon Treasury Bill Index is an unmanaged index of the 6 most recent 6-month Treasury bill securities. This index consists of a moving 6-month average yield (not total return) of the 6-month Treasury bills. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolio invests in many securities not included in the above-described index.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman                                                October 31, 1996
----------------------------------------------------------------------
          Limited Maturity Bond Trust

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                         Limited
                                        Maturity        Merrill Lynch 1-3
                                      Bond Trust    Year Treasury Index
10/31/86                                 $10,000                $10,000
1987                                     $10,328                $10,530
1988                                     $11,179                $11,328
1989                                     $12,248                $12,394
1990                                     $13,210                $13,478
1991                                     $14,649                $14,998
1992                                     $15,801                $16,227
1993                                     $16,946                $17,172
1994                                     $16,944                $17,375
1995                                     $18,361                $18,930
1996                                     $19,333                $20,049
Average Annual Total Return 1
                                Limited Maturity      Merrill Lynch 1-3
                                      Bond Trust  Year Treasury Index 2
1 Year                                    +5.29%                 +5.91%
5 Year                                    +5.71%                 +5.98%
10 Year                                   +6.81%                 +7.20%

   The performance information for Neuberger&Berman Limited Maturity Bond Trust is as of October 31, 1996. Neuberger&Berman Limited Maturity Bond Trust started operating on August 30, 1993. It has identical investment objectives and policies, and invests in the same Portfolio as Neuberger&Berman Limited Maturity Bond Fund ("Sister Fund"), which is also managed by Neuberger&Berman Management Inc. The performance information shown in the above chart for the period before August 30, 1993, is for the Sister Fund. Neuberger& Berman Management Inc. has voluntarily undertaken to reimburse Limited Maturity Bond Trust for its operating expenses and its pro rata share of its Portfolio's operating expenses which, in the aggregate, exceed .80% per annum of Limited Maturity Bond Trust's average daily net assets. This arrangement can be terminated upon 60 days' notice. Absent such arrangement, the average annual total returns would have been less. The total returns for periods prior to the Trust's commencement of operations would have been lower had they reflected the higher expense ratios of the Trust as compared to those of Neuberger&Berman Limited Maturity Bond Fund.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Trust and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged total return market value index consisting of all coupon-bearing U.S. Treasury publicly placed debt securities with maturities between 1 and 3 years. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolio invests in many securities not included in the above-described index.

                 (This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES
Neuberger&Berman                                                October 31, 1996
----------------------------------------------------------------------
          Income Trust

                                                                      LIMITED
                                                     ULTRA SHORT     MATURITY
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)             BOND TRUST     BOND TRUST
                                                    ----------------------------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                              $    6,637     $ 21,253
      Deferred organization costs (Note A)                  20           19
      Receivable for Trust shares sold                      --           27
      Receivable from administrator -- net (Note
        B)                                                   7            2
                                                    ----------------------------
                                                         6,664       21,301
                                                    ----------------------------
LIABILITIES
      Dividends payable                                     --            2
      Payable for Trust shares redeemed                     --           37
      Accrued expenses                                      31           34
                                                    ----------------------------
                                                            31           73
                                                    ----------------------------
NET ASSETS at value                                 $    6,633     $ 21,228
                                                    ----------------------------

NET ASSETS consist of:
      Par value                                     $        1     $      2
      Paid-in capital in excess of par value             6,658       21,224
      Accumulated net realized losses on
        investment                                         (48   )      (47     )
      Net unrealized appreciation in value of
        investment                                          22           49
                                                    ----------------------------
NET ASSETS at value                                 $    6,633     $ 21,228
                                                    ----------------------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                        676        2,227
                                                    ----------------------------

NET ASSET VALUE, offering and redemption price per
  share                                                  $9.82        $9.53
                                                    ----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
Neuberger&Berman                             For the Year Ended October 31, 1996
----------------------------------------------------------------------
          Income Trust

                                                                   LIMITED
                                                    ULTRA SHORT   MATURITY
(000'S OMITTED)                                     BOND TRUST   BOND TRUST
                                                    ------------------------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                      $   383      $1,046
                                                    ------------------------
    Expenses:
      Administration fee (Note B)                        31         76
      Amortization of deferred organization and
        initial offering expenses (Note A)               11         11
      Auditing fees                                       5          5
      Custodian fees                                     10         10
      Legal fees                                         25         25
      Registration and filing fees                       28         36
      Shareholder reports                                36         56
      Shareholder servicing agent fees                   18         20
      Trustees' fees and expenses                         1          1
      Miscellaneous                                       1          1
      Expenses from corresponding Portfolio (Notes
        A & B)                                           25         51
                                                    ------------------------
        Total expenses                                  191        292
      Deduct -- expenses reimbursed by
        administrator (Note B)                         (144    )  (169      )
                                                    ------------------------
        Total net expenses                               47        123
                                                    ------------------------
        Net investment income                           336        923
                                                    ------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM CORRESPONDING PORTFOLIO (NOTE A)
    Net realized loss on investment securities          (42    )    (6      )
    Net realized loss on financial futures
      contracts                                          --         (1      )
    Net realized loss on foreign currency
      transactions                                       --         (3      )
    Change in net unrealized appreciation of
      investment securities, translation of assets
      and liabilities in foreign currencies, and
      foreign currency contracts                         19          2
    Net unrealized depreciation of financial
      futures contracts                                  --        (60      )
                                                    ------------------------
        Net loss on investments from corresponding
          Portfolio (Note A)                            (23    )   (68      )
                                                    ------------------------
        Net increase in net assets resulting from
          operations                                $   313      $ 855
                                                    ------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Neuberger&Berman
----------------------------------------------------------------------
          Income Trust

                                                 ULTRA SHORT               LIMITED MATURITY
                                                  BOND TRUST                  BOND TRUST
                                                     Year                        Year
                                                    Ended                       Ended
                                                 October 31,                 October 31,
(000'S OMITTED)                               1996          1995          1996          1995
                                          ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $        336  $         81  $        923  $        537
    Net realized loss on investments
      from corresponding Portfolio (Note
      A)                                           (42)           (1)          (10)          (13)
    Change in net unrealized
      appreciation (depreciation) of
      investments from corresponding
      Portfolio (Note A)                            19             9           (58)          181
                                          ------------------------------------------------------
    Net increase in net assets resulting
      from operations                              313            89           855           705
                                          ------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                         (336)          (81)         (922)         (537)
                                          ------------------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                    8,353         1,795        15,484         6,602
    Proceeds from reinvestment of
      dividends                                    335            80           906           530
    Payments for shares redeemed                (3,772)       (1,379)       (7,010)       (2,093)
                                          ------------------------------------------------------
    Net increase from Trust share
      transactions                               4,916           496         9,380         5,039
                                          ------------------------------------------------------
NET INCREASE IN NET ASSETS                       4,893           504         9,313         5,207
NET ASSETS:
    Beginning of year                            1,740         1,236        11,915         6,708
                                          ------------------------------------------------------
    End of year                           $      6,633  $      1,740  $     21,228  $     11,915
                                          ------------------------------------------------------
    Accumulated undistributed foreign
      currency gains                      $         --  $         --  $         --  $          3
                                          ------------------------------------------------------
NUMBER OF TRUST SHARES:
    Sold                                           849           182         1,629           694
    Issued on reinvestment of dividends             34             8            95            56
    Redeemed                                      (384)         (140)         (737)         (221)
                                          ------------------------------------------------------
    Net increase in shares outstanding             499            50           987           529
                                          ------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman                                                October 31, 1996
----------------------------------------------------------------------
          Income Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Ultra Short Bond Trust ("Ultra Short") and Neuberger&Berman Limited Maturity Bond Trust ("Limited Maturity") (collectively, the "Funds") are separate operating series of Neuberger&Berman Income Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 6, 1993. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of the shareholders.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
       Each Fund seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio of Income Managers Trust (each a "Portfolio") having the same investment objective and policies as the Fund. The value of each Fund's investment in its corresponding Portfolio reflects that Fund's proportionate interest in the net assets of that Portfolio (6.91% and 7.95% for Ultra Short and Limited Maturity, respectively, at October 31, 1996). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.
2) PORTFOLIO VALUATION: Each Fund records its investment in its corresponding Portfolio at value. Investment securities held by each Portfolio are valued by Income Managers Trust as indicated in the notes following the Portfolios' Schedule of Investments.
3) FEDERAL INCOME TAXES: Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, each Fund paid no Federal income taxes and no provision for Federal income taxes was required.

4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of Portfolio expenses, daily on its investment in its corresponding Portfolio. It is the policy of each Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($29, $6,430, $1,909, and $39,554 expiring in 2001, 2002, 2003, and 2004, respectively, for Ultra Short and $86, $11,896,
   $24,346, and $70,825 expiring  in 2001, 2002,  2003, and 2004,  respectively, for Limited Maturity, determined as of October 31, 1996), it is the policy of each Fund not to distribute such gains.
       Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as dividends in excess of net investment income or accumulated net realized gains.
5) ORGANIZATION EXPENSES: Expenses incurred by each Fund in connection with its organization are being amortized by each Fund on a straight-line basis over a five-year period. At October 31, 1996, the unamortized balance of such expenses amounted to $20,286 and $19,287 for Ultra Short and Limited Maturity, respectively.
6) EXPENSE ALLOCATION: Each Fund bears all costs of its operations. Expenses incurred by the Trust with respect to both Funds are allocated in proportion to the net assets of the Funds, except where a more appropriate allocation of expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of each Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES:
   Each Fund retains Neuberger&Berman Management Incorporated ("Management") as its administrator under an Administration Agreement ("Agreement") dated as of July 12, 1993. Pursuant to this Agreement each Fund pays Management an administration fee at the annual rate of .50% of that Fund's average daily net assets and indirectly pays for investment management services through its investment in its corresponding Portfolio (see Note B of Notes to Financial Statements of the Portfolios). The Agreement provides if, with respect to any fiscal year of each Fund, its total operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) ("Operating Expenses") exceed the most restrictive of the expense limitations imposed by securities laws of the states in which such Fund's shares are qualified for sale, the administration fees for that fiscal year will be reduced by the amount of such excess, provided that Management has no obligation to reimburse the Fund for any such expenses that exceed the administration fee. The most restrictive expense limitation applicable during the year ended October 31, 1996, to which each Fund was subject, was 2 1/2% of the first $30 million of average daily net assets, 2% of the next $70 million of average daily net assets, and 1 1/2% of any additional average daily net assets. No reduction in the administration fee as a result of any state expense limitation was required for the year ended October 31, 1996. Reduction pursuant to the state expense limitation would have been required for Ultra Short had Management not voluntarily undertaken to reimburse the Fund for certain expenses, as described below. In the future, there will be no state expense limitations applicable to any fund.
   In addition, Management has voluntarily undertaken to reimburse each Fund for its respective Operating Expenses which exceed, in the aggregate, .75% per annum for Ultra Short (.65% prior to March 1, 1995) and .80% per annum for Limited Maturity (.70% prior to March 1, 1995) of their respective average daily net assets. Each undertaking is subject to termination by Management upon at least 60 days' prior written notice to the appropriate Fund. For the year ended October 31, 1996, such excess expenses amounted to $143,959 and $168,733 for Ultra Short and Limited Maturity, respectively.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   Each Fund also has a distribution agreement with Management. Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of each Fund.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from corresponding Portfolio, is less than .01% of each Fund's average daily net assets.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended October 31, 1996, additions and reductions in each Fund's investment in its corresponding Portfolio were as follows:

                                                  ADDITIONS       REDUCTIONS
-----------------------------------------------------------------------------
ULTRA SHORT                                      $  8,150,124     $3,586,852
LIMITED MATURITY                                   13,700,440      5,108,313

                 (This page has been left blank intentionally.)

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Ultra Short Bond Trust
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                                                    Year Ended October 31,
                                                                                                  1996       1995       1994
                                                                                                -------------------------------
Net Asset Value, Beginning of Year                                                              $    9.85  $    9.79  $    9.97
                                                                                                -------------------------------
Income From Investment Operations
    Net Investment Income                                                                             .53        .53        .37
    Net Gains or Losses on Securities (both realized and unrealized)                                 (.03)       .06       (.18)
                                                                                                -------------------------------
      Total From Investment Operations                                                                .50        .59        .19
                                                                                                -------------------------------
Less Distributions
    Dividends (from net investment income)                                                           (.53)      (.53)      (.37)
                                                                                                -------------------------------
Net Asset Value, End of Year                                                                    $    9.82  $    9.85  $    9.79
                                                                                                -------------------------------
Total Return(2)                                                                                     +5.24%     +6.15%     +1.92%
                                                                                                -------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)                                                       $     6.6  $     1.7  $     1.2
                                                                                                -------------------------------
    Ratio of Expenses to Average Net Assets(4)                                                        .76%       .72%       .65%
                                                                                                -------------------------------
    Ratio of Net Investment Income to Average Net Assets(4)                                          5.43%      5.42%      3.86%
                                                                                                -------------------------------

                                                                                                    Period from

                                                                                                   September 7,

                                                                                                      1993(1)

                                                                                                  to October 31,

                                                                                                       1993

Net Asset Value, Beginning of Year                                                                   $   10.00

Income From Investment Operations
    Net Investment Income                                                                                  .05

    Net Gains or Losses on Securities (both realized and unrealized)                                      (.03)

      Total From Investment Operations                                                                     .02

Less Distributions
    Dividends (from net investment income)                                                                (.05)

Net Asset Value, End of Year                                                                         $    9.97

Total Return(2)                                                                                           +0.17%(3)

Ratios/Supplemental Data
    Net Assets, End of Year (in millions)                                                       $           0.2

    Ratio of Expenses to Average Net Assets(4)                                                              .65%(5)

    Ratio of Net Investment Income to Average Net Assets(4)                                                2.98%(5)


SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Trust
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                                                      Year Ended October 31,
                                                                                                    1996       1995       1994
                                                                                                  -------------------------------
Net Asset Value, Beginning of Year                                                                $    9.61  $    9.43  $    9.97
                                                                                                  -------------------------------
Income From Investment Operations
    Net Investment Income                                                                               .57        .58        .54
    Net Gains or Losses on Securities (both realized and unrealized)                                   (.08)       .18       (.54)
                                                                                                  -------------------------------
      Total From Investment Operations                                                                  .49        .76         --
                                                                                                  -------------------------------
Less Distributions
    Dividends (from net investment income)                                                             (.57)      (.58)      (.54)
                                                                                                  -------------------------------
Net Asset Value, End of Year                                                                      $    9.53  $    9.61  $    9.43
                                                                                                  -------------------------------
Total Return(2)                                                                                       +5.29%     +8.36%     -0.01%
                                                                                                  -------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)                                                         $    21.2  $    11.9  $     6.7
                                                                                                  -------------------------------
    Ratio of Expenses to Average Net Assets(4)                                                          .80%       .77%       .70%
                                                                                                  -------------------------------
    Ratio of Net Investment Income to Average Net Assets(4)                                            6.06%      6.16%      5.72%
                                                                                                  -------------------------------

                                                                                                     Period from
                                                                                                     August 30,
                                                                                                       1993(1)
                                                                                                   to October 31,
                                                                                                        1993

Net Asset Value, Beginning of Year                                                                    $   10.00

Income From Investment Operations
    Net Investment Income                                                                                   .08
    Net Gains or Losses on Securities (both realized and unrealized)                                       (.03)

      Total From Investment Operations                                                                      .05

Less Distributions
    Dividends (from net investment income)                                                                 (.08)

Net Asset Value, End of Year                                                                          $    9.97

Total Return(2)                                                                                            +0.55%(3)

Ratios/Supplemental Data
    Net Assets, End of Year (in millions)                                                         $          0.1

    Ratio of Expenses to Average Net Assets(4)                                                               .65%(5)

    Ratio of Net Investment Income to Average Net Assets(4)                                                 4.99%(5)


SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman                                                October 31, 1996
----------------------------------------------------------------------
          Income Trust
1) The date investment operations commenced.
2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each year and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses.
3) Not annualized.
4) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios to average daily net assets would have been:

                                                                                 Period from
                                                                                September 7,
                                                                                    1993
                                                  Year Ended October 31,       to October 31,
ULTRA SHORT                                      1996      1995      1994           1993
----------------------------------------------------------------------------------------------
Expenses                                         2.50%     2.50%     2.50%           2.50%
Net Investment Income                            3.69%     3.64%     2.01%           1.13%

                                                                                 Period from
                                                                               August 30, 1993
                                                  Year Ended October 31,       to October 31,
LIMITED MATURITY                                 1996      1995      1994           1993
----------------------------------------------------------------------------------------------
Expenses                                         1.91%     2.18%     2.50%           2.50%
Net Investment Income                            4.95%     4.75%     3.92%           3.14%

5) Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger&Berman Income Trust and
Shareholders of
Neuberger&Berman Ultra Short Bond Trust and
Neuberger&Berman Limited Maturity Bond Trust

   We have audited the accompanying Statements of Assets and Liabilities of the Neuberger&Berman Ultra Short Bond Trust and Neuberger&Berman Limited Maturity Bond Trust, two of the series comprising Neuberger&Berman Income Trust (the "Trust"), as of October 31, 1996, and the related Statements of Operations for the year then ended, the Statements of Changes in Net Assets for each of the two years in the period then ended, and the Financial Highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Neuberger&Berman Income Trust at October 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 2, 1996

                 (This page has been left blank intentionally.)

SCHEDULE OF INVESTMENTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Ultra Short Bond Portfolio

   PRINCIPAL                                                               VALUE(2)
    AMOUNT                                             RATING(1)            (000'S
(000'S OMITTED)                                    MOODY'S       S&P       OMITTED)
---------------                                  -----------  ---------  -------------
                 U.S. TREASURY SECURITIES
                 (27.7%)
   $   3,800     U.S. Treasury Notes, 6.875%,
                 due 3/31/97                         TSY         TSY       $   3,824
       5,000     U.S. Treasury Notes, 6.25%,
                 due 7/31/98                         TSY         TSY           5,044
       5,000     U.S. Treasury Notes, 6.125%,
                 due 8/31/98                         TSY         TSY           5,033
       5,000     U.S. Treasury Notes, 6.00%,
                 due 9/30/98                         TSY         TSY           5,024
       1,500     U.S. Treasury Notes, 6.00%,
                 due 8/15/99                         TSY         TSY           1,504
       6,000     U.S. Treasury Notes, 6.875%,
                 due 8/31/99                         TSY         TSY           6,148
                                                                         -------------
                 TOTAL U.S. TREASURY SECURITIES
                 (COST $26,352)                                               26,577
                                                                         -------------
                 U.S. GOVERNMENT AGENCY
                 SECURITIES (9.4%)
       2,000     Federal Home Loan Bank,
                 Discount Notes, 5.53%, due
                 11/1/96                             AGY         AGY           2,000
       1,000     Federal Farm Credit Bank,
                 Bonds, 5.40%, due 12/2/96           AGY         AGY           1,000
       1,300     Federal Home Loan Mortgage
                 Corp., Notes, 7.555%, due
                 2/10/97                             AGY         AGY           1,308
         250     Federal Home Loan Bank,
                 Variable Rate Notes, 4.639%,
                 due 1/29/98                         AGY         AGY             245
         500     Federal Home Loan Bank,
                 Variable Rate Notes, 4.664%,
                 due 2/25/98                         AGY         AGY             490
       4,000     Federal National Mortgage
                 Association, Medium-Term
                 Notes, 6.50%, due 6/26/98           AGY         AGY           4,013
                                                                         -------------
                 TOTAL U.S. GOVERNMENT AGENCY
                 SECURITIES (COST $9,061)                                      9,056
                                                                         -------------
                 MORTGAGE-BACKED SECURITIES
                 (17.5%)
FEDERAL HOME LOAN MORTGAGE CORP.
         633     REMIC Floating Rate CMO, Ser.
                 1270-F, 5.7875%, due 5/15/97        AGY         AGY             633
          41     Mortgage Participation
                 Certificates, 11.50%, due
                 2/1/00 & 5/1/00                     AGY         AGY              44
       4,296     Gold Balloon Mortgage
                 Participation Certificates,
                 6.50%, due 3/1/97-11/1/00           AGY         AGY           4,304

                                                                October 31, 1996
--------------------------------------------------------------------------------

          Ultra Short Bond Portfolio (Cont'd)

   PRINCIPAL                                                               VALUE(2)
    AMOUNT                                             RATING(1)            (000'S
(000'S OMITTED)                                    MOODY'S       S&P       OMITTED)
---------------                                  -----------  ---------  -------------
   $      93     Mortgage Participation
                 Certificates, 10.50%, due
                 6/1/00-11/1/00                      AGY         AGY       $      98
       1,698     Gold Balloon Mortgage
                 Participation Certificates,
                 7.50%, due 11/1/01                  AGY         AGY           1,733
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION
       2,475     Balloon Pass-Through
                 Certificates, 7.00%, due
                 8/1/03                             AGY          AGY           2,494
       2,431     Pass-Through Certificates,
                 7.50%, due 7/1/11                  AGY          AGY           2,470
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
       2,549     Pass-Through Certificates,
                 7.50%, due 10/15/09-10/15/10       AGY          AGY           2,600
       2,457     Pass-Through Certificates,
                 7.00%, due 4/15/11                 AGY          AGY           2,468
                                                                         -------------
                 TOTAL MORTGAGE-BACKED
                 SECURITIES (COST $16,784)                                    16,844
                                                                         -------------
                 ASSET-BACKED SECURITIES
                 (19.2%)
          43     General Motors Acceptance
                 Corp. Grantor Trust,
                 Automobile Loan Pass-Through
                 Certificates, Ser. 1992-F,
                 Class A, 4.50%, due 9/15/97        Aaa          AAA              43
       1,000     Capita Equipment Receivables
                 Trust, Ser. 1996-1, Class A-2,
                 5.95%, due 7/15/98                 Aaa          AAA           1,001
         427     Daimler-Benz Auto Grantor
                 Trust, Ser. 1993-A, Class A,
                 3.90%, due 10/15/98                Aaa          AAA             427
          87     USAA Auto Loan Grantor Trust,
                 Automobile Loan Pass-Through
                 Certificates, Ser. 1993-1,
                 3.90%, due 3/15/99                 Aaa          AAA              87
       3,000     Premier Auto Trust, Ser.
                 1995-3, Class A-4, 6.10%, due
                 7/6/99                             Aaa          AAA           3,012
       1,549     Ford Credit Grantor Trust,
                 Ser. 1995-A, Class A, 5.90%,
                 due 5/15/00                        Aaa          AAA           1,552
       2,272     Caterpillar Financial Asset
                 Trust, Ser. 1995-A, Class A-2,
                 6.10%, due 8/25/01                 Aaa          AAA           2,286

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Ultra Short Bond Portfolio (Cont'd)

   PRINCIPAL                                                               VALUE(2)
    AMOUNT                                             RATING(1)            (000'S
(000'S OMITTED)                                    MOODY'S       S&P       OMITTED)
---------------                                  -----------  ---------  -------------
   $   2,324     Chase Manhattan Grantor Trust,
                 Automobile Loan Pass-Through
                 Certificates, Ser. 1995-A,
                 6.00%, due 9/17/01                  Aaa         AAA       $   2,328
       3,703     Banc One Auto Grantor Trust,
                 Ser. 1996-B, Class A, 6.55%,
                 due 2/15/03                         Aaa         AAA           3,730
       4,000     Case Equipment Loan Trust,
                 Ser. 1996-B, Class A-2, 6.25%,
                 due 9/15/03                         Aaa         AAA           4,017
                                                                         -------------
                 TOTAL ASSET-BACKED SECURITIES
                 (COST $18,392)                                               18,483
                                                                         -------------
                 BANKS & FINANCIAL INSTITUTIONS
                 (15.1%)
       4,000     Deutsche Bank AG, Yankee C.D.,
                 7.498%, due 1/21/97                 Aaa         AAA           4,015
       4,000     Societe Generale, Yankee C.D.,
                 5.77%, due 5/15/97                  P-1        A-1+           4,005
       3,000     J.P. Morgan & Co. Inc.,
                 Domestic C.D., 5.73%, due
                 8/12/97                             P-1        A-1+           3,003
       3,500     Associates Corp. of North
                 America, Senior Notes, 6.375%,
                 due 8/15/99                         Aa3         AA-           3,512
                                                                         -------------
                 TOTAL BANKS & FINANCIAL
                 INSTITUTIONS (COST $14,517)                                  14,535
                                                                         -------------
                 CORPORATE DEBT SECURITIES
                 (7.3%)
       3,000     AT&T Captial Corp.,
                 Medium-Term Notes, Ser. A,
                 7.22%, due 11/5/96                  Aa3         AA-           3,000
       4,000     du Pont (E.I.) de Nemours and
                 Co., Medium-Term Notes, Ser.
                 F, 6.04%, due 12/16/97              Aa2         AA            4,012
                                                                         -------------
                 TOTAL CORPORATE DEBT
                 SECURITIES (COST $7,042)                                      7,012
                                                                         -------------

                                                                October 31, 1996
--------------------------------------------------------------------------------

          Ultra Short Bond Portfolio (Cont'd)

   PRINCIPAL                                                               VALUE(2)
    AMOUNT                                             RATING(1)            (000'S
(000'S OMITTED)                                    MOODY'S       S&P       OMITTED)
---------------                                  -----------  ---------  -------------
                 CORPORATE COMMERCIAL PAPER
                 (2.8%)
   $   2,635     American Express Credit Corp.,
                 5.70%, due 11/1/96  (COST
                 $2,635)                             P-1         A-1       $   2,635(3)
                                                                         -------------
                 TOTAL INVESTMENTS (99.0%)
                 (COST $94,783)                                               95,142(4)
                 Cash, receivables and other
                 assets, less liabilities
                 (1.0%)                                                          921
                                                                         -------------
                 TOTAL NET ASSETS (100.0%)                                 $  96,063
                                                                         -------------

SCHEDULE OF INVESTMENTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

   PRINCIPAL                                                               VALUE(2)
    AMOUNT                                             RATING(1)            (000'S
(000'S OMITTED)                                    MOODY'S       S&P       OMITTED)
---------------                                  -----------  ---------  -------------
                 U.S. TREASURY SECURITIES
                 (16.1%)
   $      35     U.S. Treasury Notes, 6.75%,
                 due 5/31/97                         TSY         TSY       $      35
          40     U.S. Treasury Notes, 7.375%,
                 due 11/15/97                        TSY         TSY              41
      17,035     U.S. Treasury Notes, 6.00%,
                 due 9/30/98                         TSY         TSY          17,116
       1,130     U.S. Treasury Notes, 6.50%,
                 due 4/30/99                         TSY         TSY           1,147
       3,790     U.S. Treasury Notes, 6.375%,
                 due 5/15/99                         TSY         TSY           3,834
      18,815     U.S. Treasury Notes, 6.00%,
                 due 8/15/99                         TSY         TSY          18,861
       1,000     U.S. Treasury Notes, 6.75%,
                 due 4/30/00                         TSY         TSY           1,023
       1,070     U.S. Treasury Notes, 6.25%,
                 due 5/31/00                         TSY         TSY           1,079
                                                                         -------------
                 TOTAL U.S. TREASURY SECURITIES
                 (COST $42,822)                                               43,136
                                                                         -------------

                 MORTGAGE-BACKED SECURITIES
                 (9.4%)
FEDERAL HOME LOAN MORTGAGE CORP.
         178     Mortgage Participation
                 Certificates, 10.50%, due
                 10/1/00 & 12/1/00                   AGY         AGY             187
         607     Mortgage Participation
                 Certificates, 8.50%, due
                 10/1/01                             AGY         AGY             624
         259     ARM Certificates, 7.00%, due
                 1/1/17                              AGY         AGY             262
         175     ARM Certificates, 6.875%, due
                 2/1/17                              AGY         AGY             177
         726     ARM Certificates, 6.625%, due
                 3/1/17                              AGY         AGY             734
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION
         290     Balloon Pass-Through
                 Certificates, 9.00%, due
                 3/1/97-8/1/98                      AGY          AGY             298
         345     Balloon Pass-Through
                 Certificates, 8.50%, due
                 9/1/97-11/1/98                     AGY          AGY             354
         673     REMIC Floating Rate CMO, Ser.
                 1992-59F, 5.80625%, due
                 8/25/06                            AGY          AGY             673
       9,011     Pass-Through Certificates,
                 7.00%, due 9/1/03 & 6/1/11         AGY          AGY           9,089
       6,014     Pass-Through Certificates,
                 7.50%, due 9/1/11                  AGY          AGY           6,112

                                                                October 31, 1996
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

   PRINCIPAL                                                               VALUE(2)
    AMOUNT                                             RATING(1)            (000'S
(000'S OMITTED)                                    MOODY'S       S&P       OMITTED)
---------------                                  -----------  ---------  -------------
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
$        193     Pass-Through Certificates,
                 12.00%, due 5/15/12-3/15/15        AGY          AGY     $       221
       4,517     Pass-Through Certificates,
                 10.00%, due 9/15/15-6/15/20        AGY          AGY           4,953
       1,363     Pass-Through Certificates,
                 9.50%, due 8/15/09-4/15/22         AGY          AGY           1,471
                                                                         -------------
                 TOTAL MORTGAGE-BACKED
                 SECURITIES (COST $24,728)                                    25,155
                                                                         -------------
                 ASSET-BACKED SECURITIES
                 (15.8%)
       6,300     Capita Equipment Receivables
                 Trust, Ser. 1996-1, Class A-3,
                 6.11%, due 7/15/99                 Aaa          AAA           6,312
       3,861     Chase Manhattan Grantor Trust,
                 Automobile Loan Pass-Through
                 Certificates, Ser. 1995-B,
                 5.90%, due 11/15/01                Aaa          AAA           3,865
       4,220     Navistar Financial Owner
                 Trust, Ser. 1996-A, Class A-2,
                 6.35%, due 11/15/02                Aaa          AAA           4,239
       6,279     Banc One Auto Grantor Trust,
                 Ser. 1996-B, Class A, 6.55%,
                 due 2/15/03                        Aaa          AAA           6,325
       6,500     Ford Credit Auto Loan Master
                 Trust, Auto Loan Certificates,
                 Ser. 1996-1, 5.50%, due
                 2/15/03                            Aaa          AAA           6,306
       7,000     NationsBank Credit Card Master
                 Trust, Ser. 1995-1, Class A,
                 6.45%, due 4/15/03                 Aaa          AAA           7,055
       2,590     Navistar Financial Owner
                 Trust, Ser. 1996-B, Class A-3,
                 6.33%, due 4/21/03                 Aaa          AAA           2,609
       5,000     Standard Credit Card Master
                 Trust I, Credit Card
                 Participation Certificates,
                 Ser. 1994-4, Class A, 8.25%,
                 due 11/7/03                        Aaa          AAA           5,380
                                                                         -------------
                 TOTAL ASSET-BACKED SECURITIES
                 (COST $42,217)                                               42,091
                                                                         -------------

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

   PRINCIPAL                                                               VALUE(2)
    AMOUNT                                             RATING(1)            (000'S
(000'S OMITTED)                                    MOODY'S       S&P       OMITTED)
---------------                                  -----------  ---------  -------------
                 BANKS & FINANCIAL INSTITUTIONS
                 (17.6%)
   $   5,000     BankAmerica Corp., Medium-Term
                 Notes, 6.875%, due 11/20/97         A1          A+        $   5,055
      10,000     Chase Manhattan Corp., Senior
                 Notes, 6.625%, due 1/15/98          A1           A           10,078
       6,400     Alco Capital Resource, Inc.,
                 Medium-Term Notes, Ser. B,
                 5.46%, due 2/22/99                  A3          A-            6,290
       5,180     CIT Group Holdings, Inc.,
                 Medium-Term Notes, 6.25%, due
                 10/25/99                            Aa3         A+            5,181
       8,000     First USA Bank, Medium-Term
                 Deposit Notes, 6.375%, due
                 10/23/00                           Baa2        BBB-           7,930
       6,600     Capital One Bank, Bank Notes,
                 5.95%, due 2/15/01                 Baa3        BBB-           6,373
       1,105     First Nationwide Escrow Corp.,
                 Senior Subordinated Notes,
                 10.625%, due 10/1/03                Ba3          B            1,160(5)
       5,150     Goldman Sachs Group, L.P.,
                 Global Notes, 6.75%, due
                 2/15/06                             A1          A+            5,045(5)
                                                                         -------------
                 TOTAL BANKS & FINANCIAL
                 INSTITUTIONS (COST $47,702)                                  47,112
                                                                         -------------
                 CORPORATE DEBT SECURITIES
                 (43.7%)
       9,000     P. H. Glatfelter Co., Notes,
                 5.875%, due 3/1/98                 Baa2        BBB+           8,973
       2,780     Colonial Gas Co., Medium-Term
                 Notes, Ser. A, 6.20%, due
                 3/18/98                            Baa1         A-            2,787
       3,000     Ford Motor Credit Co.,
                 Medium-Term Notes, 9.10%, due
                 5/4/98                              A1          A+            3,135
       1,900     American Standard Inc., Senior
                 Notes, 10.875%, due 5/15/99         Ba3         BB-           2,016
       7,000     Lockheed Martin Corp., Notes,
                 6.55%, due 5/15/99                  A3         BBB+           7,053
       2,710     Arkla, Inc., Notes, 8.875%,
                 due 7/15/99                        Baa3         BBB           2,875
         700     Caterpillar Finance,
                 Medium-Term Notes, Ser. E,
                 6.11%, due 7/15/99                  A2           A              698

                                                                October 31, 1996
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

   PRINCIPAL                                                               VALUE(2)
    AMOUNT                                             RATING(1)            (000'S
(000'S OMITTED)                                    MOODY'S       S&P       OMITTED)
---------------                                  -----------  ---------  -------------
   $     990     Hoechst Celanese Corp., Notes,
                 9.625%, due 9/1/99                  A2          A+        $   1,019
       4,460     Travelers/Aetna Property
                 Casualty Corp., Notes, 6.25%,
                 due 10/1/99                         A2           A            4,454
       5,000     Xerox Credit Corp.,
                 Medium-Term Notes, Ser. D,
                 6.84%, due 6/1/00                   A2           A            4,993
       2,000     Ford Motor Credit Co.,
                 Medium-Term Notes, 6.84%, due
                 8/16/00                             A1          A+            2,023
       2,510     Chesapeake Corp., Notes,
                 10.375%, due 10/1/00               Baa3         BBB           2,828
       1,750     Sears Roebuck Acceptance
                 Corp., Medium-Term Notes, Ser.
                 I, 6.42%, due 10/10/00              A2          A-            1,750
       5,000     Sears Roebuck Acceptance
                 Corp., Medium-Term Notes, Ser.
                 I, 6.40%, due 10/11/00              A2          A-            4,996
       1,730     BHP Finance (USA) Limited,
                 Guaranteed Notes, 5.625%, due
                 11/1/00                             A2           A            1,682
       5,200     General Motors Acceptance
                 Corp., Medium-Term Notes,
                 8.125%, due 3/1/01                  A3          A-            5,498
       2,290     Colonial Realty Limited
                 Partnership, Senior Notes,
                 7.50%, due 7/15/01                 Baa3        BBB-           2,330
       4,160     Tyco International Ltd.,
                 Notes, 6.50%, due 11/1/01          Baa2        BBB+           4,151
       2,835     Black & Decker Corp.,
                 Medium-Term Notes, Ser. A,
                 8.90%, due 1/21/02                 Baa3        BBB-           3,099
       3,780     Federated Department Stores,
                 Inc., Senior Notes, 8.125%,
                 due 10/15/02                        Ba1         BB-           3,877
       5,480     Viacom, Senior Notes, 6.75%,
                 due 1/15/03                       Ba2(6)      BB+(6)          5,210
       1,000     Safeway Inc., Medium-Term
                 Notes, 8.57%, due 4/1/03           Baa3         BBB           1,041
       2,700     ADT Operations, Inc., Senior
                 Subordinated Notes, 9.25%, due
                 8/1/03                             Ba3          BB+           2,795
       4,920     Owens-Illinois, Inc., Senior
                 Debentures, 11.00%, due
                 12/1/03                           Ba3(7)       BB(7)          5,406
       4,675     Duty Free International, Inc.,
                 Notes, 7.00%, due 1/15/04          Ba1         BBB-           4,400

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                October 31, 1996

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

   PRINCIPAL                                                               VALUE(2)
    AMOUNT                                             RATING(1)            (000'S
(000'S OMITTED)                                    MOODY'S       S&P       OMITTED)
---------------                                  -----------  ---------  -------------
   $     400     Container Corp. of America,
                 Senior Notes, Ser. A, 11.25%,
                 due 5/1/04                          B1          B+        $     425
       1,000     K & F Industries, Inc., Senior
                 Subordinated Notes, 10.375%,
                 due 9/1/04                          B2          B-            1,030
       4,400     Tenet Healthcare Corp., Senior
                 Subordinated Notes, 10.125%,
                 due 3/1/05                          Ba3         B+            4,829
       1,535     Mark IV Industries, Inc.,
                 Senior Subordinated Notes,
                 7.75%, due 4/1/06                   Ba3         BB+           1,445
         350     Collins & Aikman Products Co.,
                 Senior Subordinated Notes,
                 11.50%, due 4/15/06                 B3           B              366
         400     Cablevision Systems Corp.,
                 Senior Subordinated Notes,
                 9.875%, due 5/15/06                 B2           B              393
         420     JCAC, Inc., Senior
                 Subordinated Notes, 10.125%,
                 due 6/15/06                         B2           B              426
       1,360     LIFESTYLE FURNISHINGS
                 INTERNATIONAL LTD., Senior
                 Subordinated Notes, 10.875%,
                 due 8/1/06                          B1           B            1,414(5)
       5,575     Time Warner Inc., Notes,
                 8.11%, due 8/15/06                  Ba1        BBB-           5,746
         400     Commonwealth Aluminum Corp.,
                 Senior Subordinated Notes,
                 10.75%, due 10/1/06                 B2          B-              404(5)
       1,100     International Home Foods,
                 Senior Subordinated Notes,
                 10.375%, due 11/1/06                B2          B-            1,108(5)
       7,290     Tenneco Inc., Debentures,
                 10.00%, due 3/15/08                Baa2        BBB-           8,894
         725     Buckeye Cellulose Corp.,
                 Senior Subordinated Notes,
                 9.25%, due 9/15/08                  Ba3         BB-             732
         500     Stone Container Corp., Rating
                 Adjustable Senior Notes,
                 11.875%, due 8/1/16                 B1          B+              522(5)
                                                                         -------------
                 TOTAL CORPORATE DEBT
                 SECURITIES (COST $117,040)                                  116,823
                                                                         -------------
                 TOTAL INVESTMENTS (102.6%)
                 (COST $274,509)                                             274,317(4)
                 Liabilities, less cash,
                 receivables and other assets
                 [(2.6%)]                                                     (7,008)
                                                                         -------------
                 TOTAL NET ASSETS (100.0%)                                 $ 267,309
                                                                         -------------

NOTES TO SCHEDULE OF INVESTMENTS
                                                                October 31, 1996
----------------------------------------------------------------------
          Income Managers Trust
1) Credit ratings are unaudited.
2) Investment securities of the Portfolio are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Income Managers Trust believe accurately reflects fair value. Short-term investments with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
3) At cost, which approximates market value.
4) At October 31, 1996, selected Portfolio information on a Federal income tax basis was as follows:

                                                                                                      NET
                                                                      GROSS           GROSS        UNREALIZED
                                                                   UNREALIZED      UNREALIZED      APPRECIATION
NEUBERGER&BERMAN                                     COST          APPRECIATION    DEPRECIATION    (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
ULTRA SHORT BOND PORTFOLIO                       $  94,783,000     $  460,000      $  101,000      $ 359,000
LIMITED MATURITY BOND PORTFOLIO                    274,510,000      1,788,000       1,981,000       (193,000)

5) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At October 31, 1996, these securities amounted to $9,654,127 or 3.6% of net assets.
6) Rated BBB- by Fitch Investors Services, Inc.
7) Rated BBB- by Duff & Phelps Credit Rating Co.

SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES
                                                                October 31, 1996
----------------------------------------------------------------------
          Income Managers Trust

                                                                      LIMITED
                                                     ULTRA SHORT     MATURITY
                                                        BOND           BOND
(000'S OMITTED)                                       PORTFOLIO      PORTFOLIO
                                                    ----------------------------
ASSETS
      Investments in securities, at market value*
        (Note A) - see Schedule of Investments      $   95,142     $274,317
      Cash                                                   3           --
      Deferred organization costs (Note A)                   3            9
      Interest receivable                                  966        3,733
      Prepaid expenses and other assets                      4           16
      Receivable for securities sold                         4           38
                                                    ----------------------------
                                                        96,122      278,113
                                                    ----------------------------
LIABILITIES
      Payable for securities purchased                      --       10,637
      Payable for variation margin (Note A)                 --           59
      Payable to investment manager (Note B)                20           57
      Accrued expenses                                      39           51
                                                    ----------------------------
                                                            59       10,804
                                                    ----------------------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $   96,063     $267,309
                                                    ----------------------------

NET ASSETS consist of:
      Paid-in capital                               $   95,704     $268,307
      Net unrealized appreciation (depreciation)
        in value of investment securities and
        financial futures contracts                        359         (998     )
                                                    ----------------------------
NET ASSETS                                          $   96,063     $267,309
                                                    ----------------------------
*Cost of investments                                $   94,783     $274,509
                                                    ----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
                                             For the Year Ended October 31, 1996
----------------------------------------------------------------------
          Income Managers Trust

                                                                   LIMITED
                                                    ULTRA SHORT   MATURITY
                                                       BOND         BOND
(000'S OMITTED)                                      PORTFOLIO    PORTFOLIO
                                                    ------------------------
INVESTMENT INCOME
    Interest income                                 $  6,215     $20,377
                                                    ------------------------
    Expenses:
      Investment management fee (Note B)                 252        751
      Accounting fees                                     10         10
      Amortization of deferred organization and
        initial offering expenses (Note A)                 2          5
      Auditing fees                                       23         25
      Custodian fees (Note B)                             81        131
      Insurance expense                                    2          8
      Legal fees                                          16         36
      Trustees' fees and expenses                         12         24
      Miscellaneous                                       --          1
                                                    ------------------------
        Total expenses                                   398        991
                                                    ------------------------
        Net investment income                          5,817     19,386
                                                    ------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized loss on investment securities
      sold                                              (592   ) (1,007     )
    Net realized gain on financial futures
      contracts (Note A)                                  --        115
    Net realized loss on foreign currency
      transactions (Note A)                               --       (100     )
    Change in net unrealized appreciation
      (depreciation) of investment securities,
      translation of assets and liabilities in
      foreign currencies, and foreign currency
      contracts                                          172       (920     )
    Net unrealized depreciation of financial
      futures contracts (Note A)                          --       (806     )
                                                    ------------------------
        Net loss on investments                         (420   ) (2,718     )
                                                    ------------------------
        Net increase in net assets resulting from
          operations                                $  5,397     $16,668
                                                    ------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------
          Income Managers Trust

                                                 ULTRA SHORT               LIMITED MATURITY
                                                BOND PORTFOLIO              BOND PORTFOLIO
                                                     Year                        Year
                                                    Ended                       Ended
                                                 October 31,                 October 31,
(000'S OMITTED)                               1996          1995          1996          1995
                                          ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $      5,817  $      5,200  $     19,386  $     20,164
    Net realized loss on investments              (592)         (331)         (992)       (3,625)
    Change in net unrealized
      appreciation (depreciation) of
      investments                                  172           842        (1,726)        9,092
                                          ------------------------------------------------------
    Net increase in net assets resulting
      from operations                            5,397         5,711        16,668        25,631
                                          ------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                   20,518        37,400        45,924        42,386
    Reductions                                 (31,918)      (43,021)     (114,929)      (64,495)
                                          ------------------------------------------------------
    Net decrease in net assets resulting
      from transactions in investors'
      beneficial interests                     (11,400)       (5,621)      (69,005)      (22,109)
                                          ------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS           (6,003)           90       (52,337)        3,522
NET ASSETS:
    Beginning of year                          102,066       101,976       319,646       316,124
                                          ------------------------------------------------------
    End of year                           $     96,063  $    102,066  $    267,309  $    319,646
                                          ------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                                October 31, 1996
----------------------------------------------------------------------
          Income Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Ultra Short Bond Portfolio ("Ultra Short") and Neuberger&Berman Limited Maturity Bond Portfolio ("Limited Maturity") (collectively, the "Portfolios") are separate operating series of Income Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Other regulated investment companies sponsored by Neuberger&Berman Management Incorporated ("Management"), whose financial statements are not presented herein, also invest in these and other Portfolios of Managers Trust.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) FOREIGN CURRENCY TRANSLATION: The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) FORWARD FOREIGN CURRENCY CONTRACTS: Limited Maturity may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, or to increase or decrease its exposure to a currency other than U.S. dollars. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if a counterparty to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio is determined using forward foreign currency rates supplied by an independent pricing service.

5) FINANCIAL FUTURES CONTRACTS: Ultra Short and Limited Maturity may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates. At the time a Portfolio enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid debt obligations, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Portfolio as unrealized gains or losses.
       Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, a Portfolio recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
      For Federal income tax purposes, the futures transactions undertaken by a Portfolio may cause that Portfolio to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Portfolio. Also, a Portfolio's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Portfolio's taxable income.
       At October 31, 1996, open positions in financial futures contracts for Limited Maturity were as follows:

                                                                                UNREALIZED
                                                                               APPRECIATION
 EXPIRATION                   OPEN CONTRACTS                  POSITION        (DEPRECIATION)
--------------------------------------------------------------------------------------------
December 1996        165 U.S. Treasury Notes, 2 Year            Long            $ 168,719
December 1996        145 U.S. Treasury Notes, 5 Year           Short             (194,953)
December 1996        297 U.S. Treasury Notes, 10 Year          Short             (779,625)

   At October 31, 1996, Limited Maturity had the following securities deposited in a segregated account to cover margin requirements on open financial futures contracts:

    PRINCIPAL
    AMOUNT                                SECURITY
    -----------------------------------------------------------------
    $764,875            U.S. Treasury Notes, 6.375%, due 5/15/99
     105,000            U.S. Treasury Notes, 6.75%, due 4/30/00

6) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
7) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each Portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
8) ORGANIZATION EXPENSES: Expenses incurred by each Portfolio in connection with its organization are being amortized by each Portfolio on a straight-line basis over a five-year period. At October 31, 1996, the unamortized balance of such expenses amounted to $3,181 and $8,828 for Ultra Short and Limited Maturity, respectively.
9) EXPENSE ALLOCATION: Each Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to both Portfolios are allocated in proportion to the net assets of such Portfolios, except where a more appropriate allocation of expenses to each Portfolio can otherwise be made fairly. Expenses directly attributable to a Portfolio are charged to that Portfolio.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   Each Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, each Portfolio pays Management a fee at the annual rate of .25% of the first $500 million of that Portfolio's average daily net assets, .225% of the next $500 million, .20% of the next $500 million, .175% of the next $500 million, and .15% of average daily net assets in excess of $2 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio. Neuberger is retained by

Management to furnish it with investment recommendations and research information without cost to each Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations, is less than .01% of each Portfolio's average daily net assets.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended October 31, 1996, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and forward foreign currency contracts) as follows:

                                                   PURCHASES           SALES
--------------------------------------------------------------------------------
ULTRA SHORT                                      $ 125,385,989     $ 177,789,844
LIMITED MATURITY                                   463,858,235       470,201,323

   During the year ended October 31, 1996, Limited Maturity entered into various contracts to deliver currencies at specified future dates. There were no open positions in these contracts at October 31, 1996.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
          Income Managers Trust

                                                                               ULTRA SHORT                       LIMITED MATURITY
                                                                              BOND PORTFOLIO                      BOND PORTFOLIO
                                                                                                Period from
                                                                                               July 2, 1993
                                                                                               (Commencement
                                                                                              of Operations)
                                                                                                    to          Year Ended October
                                                                 Year Ended October 31,         October 31,            31,
                                                               1996       1995       1994          1993          1996       1995
                                                             ----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                                                       .39%       .40%       .38%          .40%(1)       .33%       .33%
                                                             ----------------------------------------------------------------------
    Net Investment Income                                         5.77%      5.67%      3.98%         4.00%(1)      6.45%      6.55%
                                                             ----------------------------------------------------------------------
Portfolio Turnover Rate                                            173%       148%        94%           46%          169%        88%
                                                             ----------------------------------------------------------------------
Net Assets, End of Year (in millions)                            $96.1     $102.1     $102.0        $104.3        $267.3     $319.6
                                                             ----------------------------------------------------------------------


                                                                          Period from
                                                                         July 2, 1993
                                                                         (Commencement
                                                                        of Operations)
                                                                              to
                                                                          October 31,
                                                               1994          1993

RATIOS TO AVERAGE NET ASSETS:
    Expenses                                                       .34%          .33%(1)

    Net Investment Income                                         5.86%         5.53%(1)

Portfolio Turnover Rate                                            102%           71%

Net Assets, End of Year (in millions)                           $316.1        $357.9


1) Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Income Managers Trust and
Owners of Beneficial Interest of
Neuberger&Berman Ultra Short Bond Portfolio and
Neuberger&Berman Limited Maturity Bond Portfolio

   We have audited the accompanying Statements of Assets and Liabilities, including the Schedules of Investments, of the Neuberger&Berman Ultra Short Bond Portfolio and Neuberger&Berman Limited Maturity Bond Portfolio, two of the series comprising Income Managers Trust (the "Trust"), as of October 31, 1996, and the related Statements of Operations for the year then ended, the Statements of Changes in Net Assets for each of the two years in the period then ended, and the Financial Highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Income Managers Trust at October 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 2, 1996

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44

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
Institutional Services 800-366-6264

SUB-ADVISER
Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger&Berman Funds
Institutional Services
605 Third Avenue 2nd Floor
New York, NY 10158-0180

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Neuberger&Berman Management Inc., Neuberger&Berman Ultra Short Bond Trust, and Neuberger&Berman Limited Maturity Bond Trust are registered service marks of Neuberger&Berman Management Inc.
-C- 1996 Neuberger&Berman Management Inc.

OFFICERS AND TRUSTEES

Stanley Egener
 CHAIRMAN OF THE BOARD AND TRUSTEE

Theodore P. Giuliano
 PRESIDENT AND TRUSTEE

John Cannon
 TRUSTEE

Charles DeCarlo
 TRUSTEE

Barry Hirsch
 TRUSTEE

Robert A. Kavesh
 TRUSTEE

Harold R. Logan
 TRUSTEE

William E. Rulon
 TRUSTEE

Candace L. Straight
 TRUSTEE

Daniel J. Sullivan
 VICE PRESIDENT

Michael J. Weiner
 VICE PRESIDENT

Richard Russell
 TREASURER

Claudia A. Brandon
 SECRETARY

Barbara DiGiorgio
 ASSISTANT TREASURER

Celeste Wischerth
 ASSISTANT TREASURER

Stacy Cooper-Shugrue
 ASSISTANT SECRETARY

C. Carl Randolph
 ASSISTANT SECRETARY

46